Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 94,949	$ 144,311	$ 137,767
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	70,456	57,511	48,575
Amortization of acquisition-related intangible assets	96,921	85,268	71,819
Non-cash acquisition and restructuring related costs	43,029	0	10,030
Share-based compensation:
Share-based compensation expense	19,539	13,592	9,747
Excess tax benefits from share-based compensation	(4,153)	(1,976)	(5,942)
Deferred income taxes	(31,861)	(19,942)	(10,609)
Gain on sale of investments	0	0	(11,501)
Other	(1,184)	(12,113)	1,907
Net changes in operating assets and liabilities:
Accounts receivable	(28,203)	(6,884)	(25,213)
Inventories	(15,945)	2,348	(21,534)
Prepaid expenses and other	(10,082)	6,431	(9,364)
Other assets	(4,183)	(2,965)	(8,213)
Accounts payable	7,261	3,482	(9,076)
Accrued and other liabilities	19,577	(26,983)	23,859
Income taxes	(6,244)	13,639	12,473
Other	(5,098)	(4,967)	2,270
Net cash provided by operating activities	244,779	250,752	216,995
Cash flows from investing activities:
Purchases of property, plant and equipment	(86,805)	(79,666)	(52,179)
Proceeds from sale of equipment	2,020	3,474	869
Purchases of intangible assets	(34,583)	(44,243)	(17,178)
Proceeds from sale / cash paid for investments	(19,284)	7,985	1,476
Purchases of short-term investments	(186,817)	(110,076)	(40,000)
Sales of short-term investments	242,630	44,000	0
Cash paid for acquisitions, net of cash acquired	(457,483)	(36,985)	(234,732)
Net cash used in investing activities	(540,322)	(215,511)	(341,744)
Cash flows from financing activities:
Proceeds from short term debt	142,329	0	0
Proceeds from debt	44,000	3,016	0
Repayment of debt	(469,857)	(50,000)	(25,000)
Principal payments on capital leases	(3,703)	(3,262)	(2,991)
Proceeds from subscription receivables	1,011	987	965
Excess tax benefits from share based compensation	4,153	1,976	5,942
Issuance of common shares	8,778	11,241	650,492
Acquisition of noncontrolling interest	(29,783)	0	0
Other financing activities	(7,558)	814	(210)
Net cash (used in) provided by financing activities	(310,630)	(35,228)	629,198
Effect of exchange rate changes on cash and cash equivalents	(1,101)	2,837	(12,205)
Net (decrease) increase in cash and cash equivalents	(607,274)	2,850	492,244
Cash and cash equivalents, beginning of year	828,407	825,557	333,313
Cash and cash equivalents, end of year	221,133	828,407	825,557
Supplemental cash flow disclosures:
Cash paid for interest	20,760	25,557	27,662
Cash paid for income taxes	41,494	33,781	36,003
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	545	1,185	376
Intangible assets acquired in non-monetary exchange	$ 0	$ 30,341	$ 0